Parent Only Financial Statements - Condensed Balance Sheet (Parenthetical) (Details) - shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A Common Stock [Member]
Common stock, shares issued	4,138,474	3,978,356	3,418,237
Common stock, shares outstanding	4,138,474	3,978,356	3,418,237
Class X Common Stock [Member]
Common stock, shares issued	2,729,003	2,729,003	2,825,006
Common stock, shares outstanding	2,729,003	2,729,003	2,825,006
Parent Company [Member] | Class A Common Stock [Member]
Common stock, shares issued		3,978,356
Common stock, shares outstanding		3,978,356
Parent Company [Member] | Class X Common Stock [Member]
Common stock, shares issued		2,729,003
Common stock, shares outstanding		2,729,003